Pension Benefits (Tables)	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Summary of principal assumptions used for the purposes of the actuarial valuations
The most recent actuarial valuations of plan assets and the present value of the defined benefit obligation were carried out at March 1, 2021 for salaried and hourly plans and at April 1, 2022 for the wrap plan.
The principal assumptions used for the purposes of the actuarial valuations were as follows:

Year ended,	March 31, 2023 1	March 31, 2023 2	March 31, 2022

Assumptions for determination of defined benefit cost:

Defined obligation and past service cost	4.25%	4.73%	3.28%

Net interest cost	3.86%	4.50%	2.53%

Current service cost	4.35%	4.85%	3.55%

Interest cost on current service cost	4.18%	4.71%	3.13%

Discount rate for determination of defined benefit obligation	4.98%	4.98%	4.16%

Assumptions for determination of defined benefit cost and defined benefit obligation:

Ultimate rate of compensation increase	2.00%	2.00%	2.00%

Mortality	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B	105% CPM2014 Private Projection CPM-B
1
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of April 1, 2022 to July 31, 2022
2
Weighted average assumptions to determine defined benefit cost and obligation with respect to the period of August 1, 2022 to March 31, 2023 and past service cost as of August 1, 2022

Summary of Pension benefit expense recognized in profit or loss, defined benefit plans
The components of amounts recognized in the consolidated statements of net income in respect of these defined benefit plans are presented below:

Year ended,	March 31, 2023	March 31, 2022

Amounts recognized in net income were as follows:

Current service cost	$16.5	$20.8

Past service cost	49.5	-

Net interest cost	7.3	3.6

	$73.3	$24.4

Defined benefit costs recognized in:

Cost of sales	$59.4	$18.8

Administrative and selling expenses	6.6	2.0

Interest on pension liability	7.3	3.6

	$73.3	$24.4

Summary of Pension Benefits Recognized in Statements of Other Comprehensive income Loss
The components of amounts recognized in the consolidated statements of comprehensive income in respect of these defined benefit plans are presented below:

Year ended,	March 31, 2023	March 31, 2022

Amounts recognized in other comprehensive income, were as follows:

Actuarial loss (gain) on accrued pension liability	$9.0	$(57.9)

The amounts included in the consolidated statements of financial position in respect of the Company’s net obligation in respect of its defined benefit plans are as follows:

As at,	March 31, 2023	March 31, 2022

Present value of defined benefit obligation	$1,264.9	$1,343.6

Fair value of plan assets	1,080.9	1,225.5

Net accrued pension liability	$184.0	$118.1

Summary of Continuities of the defined benefit plan assets and obligations
Continuities of the defined benefit plan assets and obligations are as follows:

Year ended,	March 31, 2023	March 31, 2022

Movements in the present value of the plan assets were as follows:

Fair value of plan assets at beginning of year	$1,225.5	$1,334.2

Actual return (net of investment management expenses)	(75.4)	(46.5)

Administration expenses	(1.5)	(1.5)

Employer contributions	16.5	18.4

Benefits paid	(84.2)	(79.1)

Fair value of plan assets at end of the year

March 31, 2023 and March 31, 2022, respectively	$1,080.9	$1,225.5

Movements in the present value of the defined benefit obligation were as follows:

Defined benefit obligation at the beginning of the year	$1,343.6	$1,504.3

Current service cost	15.0	19.8

Interest cost	55.4	37.0

Past service cost	49.5	-

Actuarial gains arising from financial assumptions	(112.2)	(154.6)

Effect of experience adjustments	(2.2)	16.2

Benefits paid	(84.2)	(79.1)

Defined benefit obligation at end of the year

March 31, 2023 and March 31, 2022, respectively	$1,264.9	$1,343.6

Summary of Reconciliation of the amounts recognized in accumulated other comprehensive income (loss)
Reconciliation of the amounts recognized in accumulated other comprehensive income in the consolidated statements of chang es in
shareholders’ equity were as follows:

	Actuarial (gain) loss immediately recognized	Tax effect		Actuarial (gain) immediately recognized, net of tax

Balance at March 31, 2021	$(80.9)		$(0.3)	$(81.2)

Actuarial gain immediately recognized	(57.9)	-		(57.9)

Balance at March 31, 2022	$(138.8)		$(0.3)	$(139.1)

Actuarial loss immediately recognized	9.0	-		9.0

Balance at March 31, 2023	$(129.8)		$(0.3)	$(130.1)

Summary of major categories of plan assets	The major categories of plan assets were as follows:

As at	March 31, 2023	March 31, 2022

Cash and cash equivalents	1%	1%

Equity instruments	33%	45%

Debt instruments	39%	43%

Other	27%	11%

	100%	100%

Summary of sensitivity the defined benefit obligation to the key actuarial assumptions
The sensitivity of the defined benefit obligation to the key actuarial assumptions is as follows:

Year ended,	March 31, 2023	March 31, 2022

Effect of change in discount rate assumption

One percentage point increase	$(118.5)	$(134.5)

One percentage point decrease	$141.8	$162.7

Effect of change in salary scale

One percentage point increase	$18.8	$19.4

One percentage point decrease	$(17.0)	$(17.5)

Effect of change in mortality assumption

Set forward one year	$32.4	$34.4

Set back one year	$(31.5)	$(33.6)